Allowance for loan losses - Activity in Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	$ 569,348	$ 623,426
Provision (reversal) for loan losses	165,779	228,072	$ 325,424
Charge-offs	(345,679)	(352,622)
Balance at end of period	477,708	569,348	623,426
ASC Subtopic 310-30
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	122,135	119,505
Provision (reversal) for loan losses	1,119	61,270
Charge-offs	(49,215)	(58,640)
Balance at end of period	$ 74,039	$ 122,135	$ 119,505